UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ADAR Investment Management LLC
Address:          156 West 56th Street, Suite 801
                  New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Aaron Morse
Title:            Chief Operating Officer
Phone:            (212) 373-8900

Signature, Place, and Date of Signing:

    /s/ Aaron Morse            New York, New York           November 11, 2008
    ------------------         ------------------           -------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $82,553 (thousands)


List of Other Included Managers:            None.


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FORM 13F INFORMATION TABLE
For Quarter Ended: 09/30/08                       Name of Reporting Manager:  ADAR Investment Management LLC

                                                                                                                    Item 8:
Item 1:                          Item 2 :      Item 3:     Item 4:    Item 5:            Item 6:    Item 7:    Voting Authority
Name of Issuer                Title of Class   CUSIP     Fair Market Shares or          Investment  Other      (a)      (b)    (c)
                                               Number       Value   Principal  Sh/ Put/ Discretion  Managers   Sole   Shared   None
                                                          (X$1000)    Amount   Prn Call

ANNALY CAP MGMT INC           COM              035710409    2,022     150,300  SH          SOLE                150,300
ASSISTED LIVING CONCPT NEV N  CL A             04544X102      486      76,294  SH          SOLE                 76,294
B & G FOODS INC NEW           UNIT 99/99/9999  05508R205      239      17,800  SH          SOLE                 17,800
BLACKROCK GLOBAL FLG INC TR   COM              091941104      839      75,000  SH          SOLE                 75,000
CASTLEPOINT HOLDINGS LTD      COM              G19522112    7,237     650,265  SH          SOLE                650,265
COMCAST CORP NEW              CL A             20030N101    1,963     100,000  SH          SOLE                100,000
CORN PRODS INTL INC           COM              219023108    4,255     131,800  SH          SOLE                131,800
GEHL CO                       COM              368483103    4,988     169,500  SH          SOLE                169,500
GRACE W R & CO DEL NEW        COM              38388F108    7,537     498,500  SH          SOLE                498,500
HICKS ACQUISITION CO I INC    COM              429086309    1,790     200,000  SH          SOLE                200,000
HORSEHEAD HLDG CORP           COM              440694305    1,770     300,000  SH          SOLE                300,000
IAC INTERACTIVECORP           COM PAR $.001    44919P508    3,541     204,690  SH          SOLE                204,690
JPMORGAN & CHASE & CO         COM              46625H100    2,335      50,000  SH          SOLE                 50,000
KANSAS CITY SOUTHERN          COM NEW          485170302    7,541     170,000  SH          SOLE                170,000
KBL HEALTHCARE ACQUIS CORP I  COM              48241N107    4,422     600,000  SH          SOLE                600,000
KINROSS GOLD CORP             COM NO PAR       496902404    1,290      80,000  SH          SOLE                 80,000
MFA MTG INVTS INC             COM              55272X102      204      31,392  SH          SOLE                 31,392
NAVIOS MARITIME ACQUIS CORP   UNIT 99/99/9999  Y62159127    3,645     393,600  SH          SOLE                393,600
RENAISSANCERE HOLDINGS LTD    COM              G7496G103    2,600      50,000  SH          SOLE                 50,000
SCIELE PHARMA INC             COM              808627103    1,866      60,600  SH          SOLE                 60,600
STATE STR CORP                COM              857477103    2,048      36,000  SH          SOLE                 36,000
TREMISIS ENERGY ACQ CORP II   COM              89472N101      712     100,000  SH          SOLE                100,000
TRIAN ACQUISITION I CORP      COM              89582E108    5,310     600,000  SH          SOLE                600,000
TRIPLECROWN ACQUISITION CORP  UNIT 07/12/2012  89677G208    4,475     500,000  SH          SOLE                500,000
UNITED REFINING ENERGY CORP   COM              911360105    1,816     200,000  SH          SOLE                200,000
WELLS FARGO & CO NEW          COM              949746101    1,126      30,000  SH          SOLE                 30,000
XL CAP LTD                    CL A             G98255105    5,831     325,000  SH          SOLE                325,000
YAMANA GOLD INC               COM              98462Y100      666      80,000  SH          SOLE                 80,000


      Information Table Entry Total:        28
Information Value Total (Thousands):    82,553

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